Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events:

19.       Subsequent Events:

•	Pursuant to the E.R. Vessel Purchase Transaction as further discussed in Note 1, the Company took delivery of two of the three committed dry bulk vessels, namely the 2010 built Capesize vessels Star Marianne and Star Janni on January 7, 2019 and January 14, 2019, respectively, in exchange for an aggregate of 999,336 of the Company’s common shares and $32.5 million cash. The cash portion of such acquisitions was financed through proceeds from the third and the fourth tranche under the ABN $115,000 Facility (Note 8).

•	On January 28, 2019, the Company entered into a loan agreement with Skandinaviska Enskilda Banken AB (SEB), the “SEB Facility,” for the financing of an amount up to $71.4 million. The facility is available in four tranches. The first two tranches of $32.8 million each were drawn on January 30, 2019 and used together with cash on hand to pay all the outstanding amounts under the lease agreements of the Star Laetitia and the Star Sienna, which are two of Augustea vessels (Note 5). The remaining two tranches of approximately $1,190 each, which will be used to finance the acquisition and installation of scrubber equipment for the respective vessels, are expected to be drawn in 2019 and are repayable in 12 equal quarterly installments. The SEB Facility is secured by a first priority mortgage on the two vessels and will mature in January 2025.

•	On January 31, 2019, the Company entered into a loan agreement with E. SUN Commercial Bank, Hong Kong branch, (the “E.SUN Facility”), for the financing of an amount of up to $37.1 million to pay all outstanding amounts under the lease agreement of the Star Ariadne (Note 5). On March 1, 2019 the Company drew the amount of $37.1 million. The E.SUN Facility is secured by a first priority mortgage on the respective vessel and will mature in February 2024.

•	As part of the Company’s share repurchase program discussed in Note 9, subsequent to December 31, 2018 the Company acquired 195,605 of its common shares which were canceled and removed from the Company’s share capital on February 28, 2019.

•	On January 7, 2019, the Company’s Board of Directors and Compensation Committee established an incentive program for key employees, pursuant to which an aggregate of four million (4,000,000) restricted share units (each, a “RSU”) have been issued. Each RSU represents, upon vesting, a right for the relevant beneficiary to receive one (1) SBLK share. The RSUs are subject to the satisfaction of certain performance conditions, which apply if the Company’s fleet performs better than relevant dry bulk charter rate indices as reported by the Baltic Exchange (the “Indices”) during 2020 and 2021. The RSUs start to vest if the Company’s fleet performs better than the Indices by at least $120,000, and vest in increasing amounts if and to the extent the performance of the Company’s fleet exceeds the performance that would have been derived based on the Indices by up to an aggregate of $300,000. The Company takes the view that the current likelihood of vesting of these RSUs does not meet a “more likely than not” standard under US GAAP, and as a result no charge will be amortized through the Company’s statement of operations, until vesting becomes probable. Subject to the vesting conditions being met on April 30, 2021 and April 30, 2022 (each, a “Vesting Date”) two million RSUs will vest on each Vesting Date, and the relevant SBLK shares will be issued and distributed to the relevant beneficiaries as per the allocation of the Board. Any non-vested RSUs at the applicable Vesting Date will be cancelled.

•	In February 2019, the Company entered into a committed term-sheet with ING Bank N.V., London Branch for the financing of an amount up to $52,800 (the “ING $52,800 Facility”). The facility will be available in four tranches. The first two tranches of $17,400 and $32,600,respectively, will be used to refinance all outstanding amounts under the lease agreements of the ABY Asia and the Star Magnanimus (Note 5) and are expected to be drawn in late March 2019 with maturing date seven years later. The remaining two tranches of $1,400 each, which will be used to finance the acquisition and installation of scrubber equipment for the respective vessels, are expected to be drawn in 2019 and will mature four years later. The ING $52,800 Facility will be secured by a first priority mortgage on the two aforementioned vessels. The completion of the transaction is subject to the execution of customary definitive documentation.

•	On February 28, 2019, the Company entered into a loan agreement with ABN AMRO Bank N.V. (the “Atradius Facility”) for the financing of an amount up to $36.6 million that will be used to finance the acquisition of scrubber equipment for 42 vessels. The respective financing is credit insured (85%) by Atradius Dutch State Business N.V. of the Netherlands (the “Atradius”). The amount is expected to be drawn in 2019, and will be repayable in 10 consecutive half yearly installments of $3.6 million. The facility is secured by second mortgage on certain of the 42 vessels.